Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 20, 2016
Registrant Name	dei_EntityRegistrantName	Pointbreak ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001646270
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2016
Prospectus Date	rr_ProspectusDate	May 24, 2016